STOCKHOLDERS’ EQUITY/ (DEFICIT)	9 Months Ended
Jan. 31, 2022
Equity [Abstract]
STOCKHOLDERS’ EQUITY/ (DEFICIT)

NOTE 5 –STOCKHOLDERS’ EQUITY/ (DEFICIT)

AUTHORIZED SHARES & TYPES

As of January 31, 2022, we had 435,239,703 Shares of Common Stock and of:

●	1,000,000 authorized shares of Convertible Series A Preferred Shares. Convertible Series A Preferred Shares are convertible into the shares of Common Stock at a ratio of 1,000 shares of Convertible Series A Preferred Shares to 1 share of Common Stock. There are 53,000 shares issued and outstanding or 53 votes.

●	1,000,000 authorized shares of Convertible Series B Preferred Shares. Convertible Series B Preferred Shares are convertible into the shares of Common Stock at a ratio of 1,000,000 shares of Common Stock for each single Convertible Series B Preferred Share. Additionally, the Preferred B Shares are non-dilutive. There are 600,000 shares issued and outstanding or 600,000,000,000 votes.

●	10,000,000 authorized shares of Convertible Series C Preferred Shares. Convertible Series C Preferred Shares are convertible into Common Stock at a ratio of 1,000 shares of Convertible Series C Preferred Share for one share of Common Stock. There are 760,000 shares issued and outstanding or 760 votes.